Schedule of recognized comprehensive loss (Details) - GBP (£)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Lease Liabilities And Similar
Amortization of right of use assets	£ 98,289	£ 98,289
Interest on lease liabilities	113,283	110,743
Total	£ 211,572	£ 209,032